Discontinued operations - Cash flows of the discontinued operations (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Cash flows used in discontinued operations
Net cash used in operating activities	¥ (2,817)	¥ (27,875)
Net cash used in investing activities	0	(10)
Net cash generated from/(used in) financing activities	(2,513)	17,904
Net decrease in cash and cash equivalents	¥ (5,330)	¥ (9,981)